Alger 35 Fund Investment Strategy - Class Z Shares [Member] - Alger 35 Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.Under normal circumstances, the Fund invests in a 35-stock portfolio of equity securities of companies of any market capitalization that the Manager believes are undergoing Positive Dynamic Change. Equity securities include common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Fund may invest in companies whose securities are traded on domestic or foreign exchanges. The Fund focuses its investments in companies fostering and benefiting from technological improvements, advancements or developments. In the opinion of the Manager, these companies use technology extensively to improve their business processes, applications and opportunities or seek to grow through technological developments and innovations. The Fund intends to invest a substantial portion of its assets in a smaller number of issuers. Generally the Fund will own approximately 35 holdings. As a result, the Fund is a non-diversified investment company, which means the performance results of any one position may have a greater impact on the Fund’s performance. Fund holdings may occasionally differ from this number for a variety of reasons, including, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position. Additionally, the Fund may temporarily exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including, but not limited to, the information technology, health care, consumer discretionary and communication services sectors. For the purpose of categorizing companies, sectors are a broader category than industries and industries comprise sectors.The Fund can also invest in privately placed securities, which are securities acquired in non-public offerings for which there is no readily available market.The Fund may invest in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.